Net loss per share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	2,583,348	3,132,361	2,755,479	3,353,042	4,027,235
Employee stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	2,580,639	2,701,922	2,580,491	2,156,250	1,824,973
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	2,709	430,439	174,988	1,196,792	2,202,262